Segment Information and Revenue Analysis (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Segment Reporting Information [Line Items]
Revenues	$ 48,938,593	$ 31,361,976	$ 29,024,178
Fintech IT consulting service [Member]
Segment Reporting Information [Line Items]
Revenues	47,159,651	29,146,470	28,015,173
Customized IT solution service [Member]
Segment Reporting Information [Line Items]
Revenues	1,634,100	1,846,423	927,185
Other [Member]
Segment Reporting Information [Line Items]
Revenues	$ 144,842	$ 369,083	$ 81,820